SUPPLEMENT TO THE PROSPECTUS

Supplement dated May 9, 2024, to the Prospectus dated August 28, 2023.

MFS® Lifetime® 2065 Fund

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph Flaherty, Jr.	2021	Chief Investment Risk Officer of MFS
Benjamin Nastou	August 2023	Investment Officer and Co-Director-Quantitative Solutions of MFS
Natalie Shapiro	2021	Investment Officer of MFS
Erich Shigley	August 2023	Investment Officer of MFS

Joseph Flaherty, Jr., has announced his intention to retire effective June 1, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Effective immediately, the sub-section entitled “Portfolio Manager(s)” under the main heading entitled “Management of the Fund” is restated in its entirety as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joseph Flaherty, Jr.	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1993
Benjamin Nastou	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2001
Natalie Shapiro	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1997
Erich Shigley	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2013

Joseph Flaherty, Jr., has announced his intention to retire effective June 1, 2025, and he will no longer be a portfolio manager of the fund as of that date.

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